Patents (Narrative) (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Intangible assets and goodwill [abstract]
Patents	$ 20,000	$ 396,105	$ 431,462
Impairment reserve	$ 223,143